Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2019	Mar. 31, 2018
Statement of Financial Position [Abstract]
Common stock, authorized	100,000,000	100,000,000
Common stock, issued	57,023,319	57,023,319
Common stock, no par value